Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Companies shares	Dec. 31, 2017 KRW (₩)
Disclosure of associates [line items]
Investments in associates	₩ 1,738,692	₩ 1,520,441
Bottom of range [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
Pospower Co Ltd [member]
Disclosure of associates [line items]
Percentage of shares disposed	63.53%
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 790,410	₩ 634,636
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	178,713,975,892
Ownership (%)	31.27%	31.14%
Investments in associates	₩ 174,123	₩ 175,553
Domestic [member] | Pospower Co Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	4,507,138
Ownership (%)	34.00%
Investments in associates	₩ 161,477
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 116,922	₩ 110,424
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	200,000
Ownership (%)	50.00%	50.00%
Investments in associates	₩ 85,550	₩ 85,049
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	16,098,143
Ownership (%)	45.67%	45.67%
Investments in associates	₩ 62,478	₩ 74,378
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	2,008,000
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 17,382	₩ 17,252
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%	17.54%
Investments in associates	₩ 15,644	₩ 15,500
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	9,032,539
Ownership (%)	18.26%	18.26%
Investments in associates	₩ 13,329	₩ 31,660
Domestic [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	13,800,000
Ownership (%)	40.45%
Investments in associates	₩ 11,183	₩ 12,379
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	6,485
Ownership (%)	12.50%	12.50%
Investments in associates	₩ 5,739	₩ 6,828
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Number of shares | shares	3,250,000
Ownership (%)	41.67%	41.67%
Investments in associates	₩ 2,849	₩ 2,827
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of associates [line items]
Number of shares | shares	333
Ownership (%)	27.52%	27.52%
Investments in associates		₩ 19,620
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	7,714,380
Ownership (%)	38.19%	38.19%
Investments in associates		₩ 15,841
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	46
Investments in associates	₩ 123,734	67,325
Domestic [member] | Acquisition cost [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	178,787
Domestic [member] | Acquisition cost [member] | Pospower Co Ltd [member]
Disclosure of associates [line items]
Investments in associates	164,757
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	84,395
Domestic [member] | Acquisition cost [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	80,491
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of associates [line items]
Investments in associates	10,040
Domestic [member] | Acquisition cost [member] | Daesung Steel [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	45,163
Domestic [member] | Acquisition cost [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	13,800
Domestic [member] | Acquisition cost [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	6,485
Domestic [member] | Acquisition cost [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Investments in associates	6,893
Domestic [member] | Acquisition cost [member] | Blue Ocean private equity fund [member]
Disclosure of associates [line items]
Investments in associates	33,300
Domestic [member] | Acquisition cost [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	38,572
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 948,282	885,805
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	29
Investments in associates	₩ 99,728	₩ 111,497
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 209,936	₩ 142,348
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 179,459	₩ 197,069
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Number of shares | shares	114,452,000
Ownership (%)	10.40%	10.40%
Investments in associates	₩ 126,885	₩ 121,702
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 82,447	₩ 79,398
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 71,086	₩ 63,378
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 43,554	₩ 33,422
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 41,712	₩ 45,905
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	29.41%	29.41%
Investments in associates	₩ 37,602	₩ 33,738
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Number of shares | shares	128,285
Ownership (%)	22.00%	22.00%
Investments in associates	₩ 20,479	₩ 21,823
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	10,200,000
Ownership (%)	34.00%	34.00%
Investments in associates	₩ 14,796	₩ 15,617
Foreign [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 14,120	₩ 13,391
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 6,478	₩ 6,517
Foreign [member] | Acquisition cost [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	135,899
Foreign [member] | Acquisition cost [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Investments in associates	124,341
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | Korea LNG Ltd. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	40,139
Foreign [member] | Acquisition cost [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Investments in associates	21,824
Foreign [member] | Acquisition cost [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	9,517
Foreign [member] | Acquisition cost [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	₩ 4,723